Financial - risk management objectives and policies - Aging of financial liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial risk management objectives and policies [line items]
Non-derivative financial instruments, undiscounted cash flows	$ 1,565,118	$ 1,118,388
Less than 1 year
Disclosure of financial risk management objectives and policies [line items]
Non-derivative financial instruments, undiscounted cash flows	518,314	404,228
Between 1 and 2 years
Disclosure of financial risk management objectives and policies [line items]
Non-derivative financial instruments, undiscounted cash flows	111,934	601,635
Between 2 and 5 years
Disclosure of financial risk management objectives and policies [line items]
Non-derivative financial instruments, undiscounted cash flows	154,771	67,601
More than 5 years
Disclosure of financial risk management objectives and policies [line items]
Non-derivative financial instruments, undiscounted cash flows	780,099	44,924
Trade and other payables
Disclosure of financial risk management objectives and policies [line items]
Non-derivative financial instruments, undiscounted cash flows	457,832	358,789
Trade and other payables | Less than 1 year
Disclosure of financial risk management objectives and policies [line items]
Non-derivative financial instruments, undiscounted cash flows	457,832	358,789
Trade and other payables | Between 1 and 2 years
Disclosure of financial risk management objectives and policies [line items]
Non-derivative financial instruments, undiscounted cash flows	0	0
Trade and other payables | Between 2 and 5 years
Disclosure of financial risk management objectives and policies [line items]
Non-derivative financial instruments, undiscounted cash flows	0	0
Trade and other payables | More than 5 years
Disclosure of financial risk management objectives and policies [line items]
Non-derivative financial instruments, undiscounted cash flows	0	0
Financial obligation capital
Disclosure of financial risk management objectives and policies [line items]
Non-derivative financial instruments, undiscounted cash flows	716,375	623,125
Financial obligation capital | Less than 1 year
Disclosure of financial risk management objectives and policies [line items]
Non-derivative financial instruments, undiscounted cash flows	6,750	8,437
Financial obligation capital | Between 1 and 2 years
Disclosure of financial risk management objectives and policies [line items]
Non-derivative financial instruments, undiscounted cash flows	59,625	556,750
Financial obligation capital | Between 2 and 5 years
Disclosure of financial risk management objectives and policies [line items]
Non-derivative financial instruments, undiscounted cash flows	0	57,938
Financial obligation capital | More than 5 years
Disclosure of financial risk management objectives and policies [line items]
Non-derivative financial instruments, undiscounted cash flows	650,000	0
Financial obligation interest
Disclosure of financial risk management objectives and policies [line items]
Non-derivative financial instruments, undiscounted cash flows	291,974	68,711
Financial obligation interest | Less than 1 year
Disclosure of financial risk management objectives and policies [line items]
Non-derivative financial instruments, undiscounted cash flows	47,401	34,619
Financial obligation interest | Between 1 and 2 years
Disclosure of financial risk management objectives and policies [line items]
Non-derivative financial instruments, undiscounted cash flows	45,673	33,366
Financial obligation interest | Between 2 and 5 years
Disclosure of financial risk management objectives and policies [line items]
Non-derivative financial instruments, undiscounted cash flows	132,600	726
Financial obligation interest | More than 5 years
Disclosure of financial risk management objectives and policies [line items]
Non-derivative financial instruments, undiscounted cash flows	66,300	0
Lease Capital
Disclosure of financial risk management objectives and policies [line items]
Non-derivative financial instruments, undiscounted cash flows	7,412	7,473
Lease Capital | Less than 1 year
Disclosure of financial risk management objectives and policies [line items]
Non-derivative financial instruments, undiscounted cash flows	1,201	1,819
Lease Capital | Between 1 and 2 years
Disclosure of financial risk management objectives and policies [line items]
Non-derivative financial instruments, undiscounted cash flows	978	1,196
Lease Capital | Between 2 and 5 years
Disclosure of financial risk management objectives and policies [line items]
Non-derivative financial instruments, undiscounted cash flows	3,411	2,551
Lease Capital | More than 5 years
Disclosure of financial risk management objectives and policies [line items]
Non-derivative financial instruments, undiscounted cash flows	1,822	1,907
Lease Interest
Disclosure of financial risk management objectives and policies [line items]
Non-derivative financial instruments, undiscounted cash flows	1,790	2,358
Lease Interest | Less than 1 year
Disclosure of financial risk management objectives and policies [line items]
Non-derivative financial instruments, undiscounted cash flows	496	564
Lease Interest | Between 1 and 2 years
Disclosure of financial risk management objectives and policies [line items]
Non-derivative financial instruments, undiscounted cash flows	409	555
Lease Interest | Between 2 and 5 years
Disclosure of financial risk management objectives and policies [line items]
Non-derivative financial instruments, undiscounted cash flows	730	974
Lease Interest | More than 5 years
Disclosure of financial risk management objectives and policies [line items]
Non-derivative financial instruments, undiscounted cash flows	155	265
Contingent consideration liability
Disclosure of financial risk management objectives and policies [line items]
Non-derivative financial instruments, undiscounted cash flows	89,735	57,932
Contingent consideration liability | Less than 1 year
Disclosure of financial risk management objectives and policies [line items]
Non-derivative financial instruments, undiscounted cash flows	4,634	0
Contingent consideration liability | Between 1 and 2 years
Disclosure of financial risk management objectives and policies [line items]
Non-derivative financial instruments, undiscounted cash flows	5,249	9,768
Contingent consideration liability | Between 2 and 5 years
Disclosure of financial risk management objectives and policies [line items]
Non-derivative financial instruments, undiscounted cash flows	18,030	5,412
Contingent consideration liability | More than 5 years
Disclosure of financial risk management objectives and policies [line items]
Non-derivative financial instruments, undiscounted cash flows	$ 61,822	$ 42,752